Related Parties (Tables)	3 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
Schedule of Balances with Related Parties	Balances with related parties:
	March 31, 2021	December 31, 2020

Receivable from Parent Company	1	47